Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2011
Fair Value of Financial Instruments [Abstract]
Fair Value of Financial Instruments
(16)	Fair Value of Financial Instruments

The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate such value:

Loans

The fair values of loans are estimated by discounting the expected future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities. The net carrying amount of impaired loans is generally based on the fair values of collateral obtained through independent appraisals or internal evaluations, or by discounting the total expected future cash flows. This method of estimating fair value does not incorporate the exit-price concept of fair value prescribed by ASC Topic 820.

Investment Securities

A detailed description of the fair value measurement of the debt instruments in the available for sale sections of the investment security portfolio is provided in the Fair Value Measurement section above. A schedule of investment securities by category and maturity is provided in the notes on Investment Securities.

Federal Funds Sold, Cash, and Due from Banks

The carrying amounts of short-term federal funds sold and securities purchased under agreements to resell, interest earning deposits with banks, and cash and due from banks approximate fair value. Federal funds sold and securities purchased under agreements to resell classified as short-term generally mature in 90 days or less.

Mortgage Servicing Rights

The fair value of mortgage servicing rights is based on the discounted value of contractual cash flows utilizing servicing rate, constant prepayment rate, servicing cost, and discount rate factors. Accordingly, the fair value is estimated based on a valuation model which calculates the present value of estimated future net servicing income. The model incorporates assumptions that market participants use in estimating future net servicing income, including estimates of prepayment speeds, market discount rates, cost to service, float earnings rates, and other ancillary income, including late fees.

Accrued Interest Receivable and Payable

For accrued interest receivable and payable, the carrying amount is a reasonable estimate of fair value because of the short maturity for these financial instruments.

Deposits

The fair value of deposits with no stated maturity, such as noninterest-bearing demand, NOW accounts, savings, and money market, is equal to the amount payable on demand. The fair value of time deposits is based on the discounted value of contractual cash flows. The discount rate is estimated using the rates currently offered for deposits of similar remaining maturities.

Securities Sold under Agreements to Repurchase and Interest-bearing Demand Notes to U.S. Treasury

For securities sold under agreements to repurchase and interest-bearing demand notes to U.S. Treasury, the carrying amount is a reasonable estimate of fair value, as such instruments reprice in a short time period.

Subordinated Notes and Other Borrowings

The fair value of subordinated notes and other borrowings is based on the discounted value of contractual cash flows. The discount rate is estimated using the rates currently offered for other borrowed money of similar remaining maturities.

A summary of the carrying amounts and fair values of the Company’s financial instruments at December 31, 2011 and 2010 is as follows:

	2011		2010
	Carrying amount	Fair value	Carrying amount	Fair value

Assets:
Loans	$829,121,324	$830,077,000	$883,907,596	$889,291,000
Investment in debt securities	213,806,001	213,806,001	178,977,550	178,977,550
Federal fund sold and securities purchased under agreements to resell	75,000	75,000	125,815	125,815
Cash and due from banks	43,134,530	43,134,530	50,853,985	50,853,985
Mortgage servicing rights	2,308,377	2,512,000	2,355,990	3,027,000
Accrued interest receivable	5,340,610	5,340,610	5,733,684	5,733,684

	$1,093,785,842	$1,094,945,141	$1,121,954,620	$1,128,009,034

Liabilities:
Deposits:
Demand	$159,186,859	$159,186,859	$137,749,571	$137,749,571
NOW	169,451,594	169,451,594	160,225,356	160,225,356
Savings	62,075,470	62,075,470	54,722,129	54,722,129
Money market	153,071,624	153,071,624	164,190,054	164,190,054
Time	414,438,606	421,687,000	429,775,546	437,996,000
Federal funds purchased and securities sold under agreements to repurchase	24,516,277	24,516,277	30,068,453	30,068,453
Subordinated notes	49,486,000	22,082,000	49,486,000	21,105,000
Other borrowings	28,409,989	29,525,000	66,985,978	69,329,000
Accrued interest payable	1,054,202	1,054,202	1,491,503	1,491,503

	$1,061,690,621	$1,042,650,026	$1,094,694,590	$1,076,877,066

Off-Balance Sheet Financial Instruments

The fair value of commitments to extend credit and standby letters of credit are estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements, the likelihood of the counterparties drawing on such financial instruments, and the present creditworthiness of such counterparties. The Company believes such commitments have been made on terms, which are competitive in the markets in which it operates. See Note 17 for further discussion.

Limitations

The fair value estimates provided are made at a point in time based on market information and information about the financial instruments. Because no market exists for a portion of the Company’s financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments, and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the fair value estimates.